Standardized measurement of oil and gas (unaudited) (Narrative) (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) bbl Mcf	Dec. 31, 2020 USD ($) bbl Mcf
Reserve Quantities [Line Items]
Estimated proved reserves		12.4
Future cash flows estimated for development | $	$ 104,500,000	$ 166,426,000	$ 106,630,000
Oil [Member]
Reserve Quantities [Line Items]
Percentage of estimated proved reserved		41.00%
Reserve calculations and future cash inflows per unit		37.42	53.23
Natural Gas [Member]
Reserve Quantities [Line Items]
Percentage of estimated proved reserved		59.00%
Reserve calculations and future cash inflows per unit | Mcf		2.29	1.66
Oil & Natural Gas [Member]
Reserve Quantities [Line Items]
Estimated proved undeveloped reserves		7.8
Percentage of estimated proved undeveloped reserves		63.00%
Discounted Future Net Cash Flows Percentage		10.00%